Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of June 30, 2021:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2020	26.45	4,276,973	9.29
Granted	28.66	2,077,385	9.69
Forfeited	25.22	(64,933)	N/A
Expired	18.75	(1,250)	N/A
Exercised	18.75	(12,519)	N/A
June 30, 2021	27.21	6,275,656	9.11

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three and six months ended June 30, 2021 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Six Months Ended
	June 30, 2021	June 30, 2021
Share price, in USD	22.16 - 25.52	22.16 - 32.22
Strike price, in USD	22.16 - 25.52	22.16 - 32.22
Expected volatility	70% - 85%	70% - 85%
Award life	6.08	5.5 - 6.08
Expected dividends	—	—
Risk-free interest rate	1.06% - 1.15%	0.51% - 1.15%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2020	149,984	46.50
Granted	412,099	28.70
Forfeited	(1,846)	N/A
June 30, 2021	560,237	33.45

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Six months ended
(in KUSD)	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Incentive Plan 2014	—	179	—	361
Share Purchase Plan 2016	—	6,425	—	7,417
Equity Incentive Plan 2019 - Share Options	15,315	6,130	28,007	8,746
Equity Incentive Plan 2019 - RSUs	2,952	—	4,211	—
Tax and social charge deductions - Incentive Plan 2014	—	(5,343)	—	(5,343)
Total	18,267	7,391	32,218	11,181